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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

Form 13F File Number: 028-03747
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-526-5804
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kristin D. Fazio        Boston, Massachusetts   August 11, 2009
   -------------------------------  ---------------------   ---------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 137
                                        --------------------

Form 13F Information Table Value Total: $448,741
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
          ITEM 1               ITEM 2        ITEM 3   ITEM 4         ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------- ---------------  --------- -------- ------------------- -------- ------ ----------------------
                                                      VALUE    SH/PRN   SH/  PUT/ INVSTMT  OTHER     VOTING AUTHORITY
         ISSUER            TITLE OF CLASS    CUSIP   (x1000)   AMOUNT   PRN  CALL DISCRTN   MGRS    SOLE   SHARED   NONE
3M COMPANY                     COM         88579Y101    5,169   85,999  SH          Sole            85,999   0          0
ABBOTT LABORATORIES            COM         002824100      518   11,005  SH          Sole            11,005   0          0
ACCENTURE LTD CL A             CL A        G1150G111    6,578  196,602  SH          Sole           177,732   0     18,870
ACE LIMITED                    SHS         h0023r105    5,414  122,402  SH          Sole           114,477   0      7,925
AFLAC INC                      COM         001055102    7,259  233,488  SH          Sole           217,253   0     16,235
AIR PRODUCTS & CHEMICALS
 INC                           COM         009158106      562    8,700  SH          Sole             8,700   0          0
ALLSTATE CORP                  COM         020002101      535   21,920  SH          Sole            21,920   0          0
AMERICAN EXPRESS COMPANY       COM         025816109    1,889   81,272  SH          Sole            81,272   0          0
AMGEN INC                      COM         031162100    7,242  136,804  SH          Sole           124,645   0     12,159
APACHE CORP                    COM         037411105      961   13,325  SH          Sole            13,325   0          0
APPLE INC                      COM         037833100    7,215   50,653  SH          Sole            45,595   0      5,058
AT&T INC                       COM         00206R102      479   19,299  SH          Sole            19,299   0          0
AUTOMATIC DATA PROCESS
 INC                           COM         053015103      486   13,722  SH          Sole            13,722   0          0
BANK NEW YORK MELLON INC       COM         064058100    5,860  199,915  SH          Sole           177,435   0     22,480
BANK OF AMERICA CORP           COM         060505104      841   63,696  SH          Sole            63,696   0          0
BAXTER INTERNATIONAL INC       COM         071813109      461    8,696  SH          Sole             8,696   0          0
BECTON DICKINSON &
 COMPANY                       COM         075887109    7,873  110,412  SH          Sole           102,540   0      7,872
BERKSHIRE HATHAWAY INC
 CL A                          CL A        084670108    3,060       34  SH          Sole                34   0          0
BERKSHIRE HATHAWAY INC
 CL B                          CL B        084670207      472      163  SH          Sole               163   0          0
BMC SOFTWARE                   COM         055921100    5,336  157,930  SH          Sole           138,223   0     19,707
BP PLC                       SPON ADR      055622104    1,446   30,331  SH          Sole            30,331   0          0
BRISTOL MYERS SQUIBB           COM         110122108    6,758  332,755  SH          Sole           332,755   0          0
CARNIVAL CORP                  COM         143658300      261   10,132  SH          Sole            10,132   0          0
CATERPILLAR INC                COM         149123101      686   20,755  SH          Sole            20,755   0          0
CEDAR FAIR LP             DEPOSITRY UNIT   150185106      109   10,000  SH          Sole            10,000   0          0
CELGENE CORP                   COM         151020104    3,772   78,840  SH          Sole            68,050   0     10,790
CHESAPEAKE ENERGY CORP         COM         165167107    7,238  364,991  SH          Sole           324,366   0     40,625
CHEVRONTEXACO CORP             COM         166764100    7,715  116,455  SH          Sole           116,455   0          0
CISCO SYSTEMS INC              COM         17275R102    9,263  496,655  SH          Sole           461,956   0     34,699
CLOROX COMPANY                 COM         189054109      463    8,288  SH          Sole             1,702   0      6,586
COCA COLA COMPANY              COM         191216100      881   18,360  SH          Sole            18,360   0          0
COLGATE-PALMOLIVE COMPANY      COM         194162103    9,661  136,564  SH          Sole           128,483   0      8,081
CONOCOPHILLIPS                 COM         20825C104      614   14,600  SH          Sole            14,600   0          0
CONSOLIDATED EDISON            COM         209115104      812   21,695  SH          Sole            21,695   0          0
COOPER INDUSTRIES
 LTD-CL A                      CL A        G24182100      545   17,552  SH          Sole             3,608   0     13,944
COSTCO WHOLESALE CORP          COM         22160K105      485   10,585  SH          Sole             2,145   0      8,440
COVIDIEN LTD                   SHS         G2554F105      454   12,113  SH          Sole            12,113   0          0
CVS CORP                       COM         126650100    7,947  249,347  SH          Sole           226,146   0     23,201
DELL INC                       COM         24702R101      495   36,079  SH          Sole            36,079   0          0
DISNEY, THE WALT COMPANY       COM         254687106      320   13,722  SH          Sole            13,722   0          0
DOLLAR TREE STORES             COM         256746108      373    8,870  SH          Sole             8,870   0          0
DOVER CORP                     COM         260003108      622   18,793  SH          Sole             3,849   0     14,944
DYNEGY INC CL A                CL A        26817G102       24   10,500  SH          Sole            10,500   0          0
EATON CORP                     COM         278058102    3,379   75,756  SH          Sole            75,756   0          0
ELI LILLY & COMPANY            COM         532457108      305    8,815  SH          Sole             8,815   0          0
EMERSON ELECTRIC COMPANY       COM         291011104    3,380  104,325  SH          Sole           104,325   0          0
ENERGY SELECT SECTOR
 SPDR ETF                 SBI INT-ENERG    81369Y506      273    5,690  SH          Sole             5,690   0          0
ENERGY TRANSFER EQUITY LP COM UT LTD PTN   29273V100      396   15,600  SH          Sole            15,600   0          0
ENSCO INTERNATIONAL INC        COM         26874Q100    3,525  101,094  SH          Sole           101,094   0          0
ENTERPRISE GP HOLDINGS LP  UNIT LP INT     293716106      251   10,000  SH          Sole            10,000   0          0
EOG RESOURCES INC              COM         26875P101      541    7,963  SH          Sole             1,774   0      6,189
EXXON MOBIL CORP               COM         30231G102   19,514  279,132  SH          Sole           279,132   0          0
FEDEX CORP                     COM         31428X106      379    6,820  SH          Sole             1,403   0      5,417
FIRST SOLAR INC                COM         336433107      445    2,745  SH          Sole               565   0      2,180
FLUOR CORP                     COM         343412102      497    9,695  SH          Sole             2,075   0      7,620
FPL GROUP INC                  COM         302571104    1,731   30,450  SH          Sole            30,450   0          0
FRANKLIN STREET
 PROPERTIES C                  COM         35471R106    1,411  106,508  SH          Sole           106,508   0          0
GENERAL ELECTRIC COMPANY       COM         369604103    9,481  808,944  SH          Sole           808,944   0          0
GENZYME CORP COMPANY           COM         372917104    1,619   29,085  SH          Sole            29,085   0          0
GILEAD SCIENCES INC            COM         375558103      798   17,030  SH          Sole            17,030   0          0
GLAXOSMITHKLINE PLC          SPON ADR      37733W105      270    7,628  SH          Sole             7,628   0          0
GOLDCORP INC                   COM         380956409      371   10,667  SH          Sole            10,667   0          0
HESS CORPORATION               COM         42809H107      441    8,200  SH          Sole             8,200   0          0
HEWLETT PACKARD COMPANY        COM         428236103      753   19,484  SH          Sole             9,551   0      9,933
HOLOGIC INC                    COM         436440101    4,663  327,201  SH          Sole           290,880   0     36,321
HONEYWELL INTERNATIONAL
 INC                           COM         438516106      800   25,471  SH          Sole            25,471   0          0
IBM CORP                       COM         459200101   17,828  170,733  SH          Sole           170,733   0          0
ILLINOIS TOOL WORKS INC        COM         452308109      734   19,660  SH          Sole            19,660   0          0
INTEL CORP                     COM         458140100    5,180  312,973  SH          Sole           312,973   0          0
ISHARES MSCI EAFE         MSCI EAFE IDX    464287465   19,925  434,946  SH          Sole           433,471   0      1,475
ISHARES MSCI EAFE GROWTH   MSCI GRW IDX    464288885    1,423   30,800  SH          Sole            30,800   0          0
ISHARES MSCI EAFE VALUE    MSCI VAL IDX    464288877    1,401   33,220  SH          Sole            33,220   0          0
ISHARES MSCI EMERGING
 MARKETS                  MSCI EMERG MKT   464287234   14,633  454,029  SH          Sole           452,469   0      1,560
ISHARES MSCI JAPAN          MSCI JAPAN     464286848      294   31,185  SH          Sole            31,185   0          0
ISHARES RUSSELL 2000       RUSSELL 2000    464287655   17,616  344,880  SH          Sole           343,085   0      1,795
ISHARES RUSSELL 3000
 INDEX FUND                RUSSELL 3000    464287689      273    5,065  SH          Sole             5,065   0          0
ISHARES RUSSELL MIDCAP    RUSSELL MIDCAP   464287499      202    3,080  SH          Sole             3,080   0          0
ISHARES S&P 500/GROWTH      S&P500 GRW     464287309      564   11,800  SH          Sole            11,800   0          0
JOHNSON & JOHNSON              COM         478160104   17,204  302,890  SH          Sole           302,890   0          0
JP MORGAN CHASE & COMPANY      COM         46625H100    8,140  238,636  SH          Sole           222,046   0     16,590
KELLOGG COMPANY                COM         487836108      748   16,070  SH          Sole             3,470   0     12,600
KIMBERLY CLARK CORP            COM         494368103      233    4,448  SH          Sole             4,448   0          0
KINROSS GOLD CORP           COM NO PAR     496902404      363   20,000  SH          Sole            20,000   0          0
KRAFT FOODS INC CL A           CL A        50075N104    4,139  163,336  SH          Sole           163,336   0          0
L-3 COMMUNICATIONS
 HOLDINGS IN                   COM         502424104    4,362   62,867  SH          Sole            57,429   0      5,438
LOCKHEED MARTIN CORP           COM         539830109    1,210   15,000  SH          Sole            15,000   0          0
MCDONALDS CORP                 COM         580135101    8,444  146,884  SH          Sole           134,397   0     12,487
MEDCO HEALTH SOLUTIONS
 INC                           COM         58405U102      625   13,709  SH          Sole            13,709   0          0
MEDTRONIC INC                  COM         585055106    1,780   51,008  SH          Sole            51,008   0          0
MEMC ELECTRONIC MATERIALS      COM         552715104    2,127  119,437  SH          Sole           119,437   0          0
MICROSOFT CORP                 COM         594918104   11,921  501,534  SH          Sole           466,767   0     34,767
MONSANTO COMPANY               COM         61166W101    3,385   45,538  SH          Sole            45,538   0          0
MOSAIC CO COM                  COM         61945A107    1,372   30,960  SH          Sole            30,960   0          0
NATIONAL-OILWELL INC.          COM         637071101      276    8,455  SH          Sole             1,815   0      6,640
NIKE INC CL B                  CL B        654106103    6,858  132,445  SH          Sole           126,040   0      6,405
NOBLE CORP                     COM         H5833N103      805   26,603  SH          Sole             5,509   0     21,094
NORFOLK SOUTHERN CORP          COM         655844108      548   14,550  SH          Sole            14,550   0          0
NUSTAR GP HOLDINGS LLC    UNIT RESTG LLC   67059L102      534   23,100  SH          Sole            23,100   0          0
OCCIDENTAL PETROLEUM CORP      COM         674599105    1,743   26,478  SH          Sole            26,478   0          0
ORACLE CORP                    COM         68389X105    1,974   92,138  SH          Sole            92,138   0          0
PENN VIRGINIA GROUP LP    COM UNIT R LIM   70788P105      127   10,000  SH          Sole            10,000   0          0
PEPSICO INC                    COM         713448108    3,499   63,661  SH          Sole            63,661   0          0
PFIZER INC                     COM         717081103    1,189   79,288  SH          Sole            79,288   0          0
PHILIP MORRIS
 INTERNATIONAL                 COM         718172109    4,046   92,750  SH          Sole            92,750   0          0
PPL CORP                       COM         69351T106      211    6,409  SH          Sole             6,409   0          0
PROCTER & GAMBLE COMPANY       COM         742718109   14,240  278,678  SH          Sole           278,678   0          0
QUALCOMM INC                   COM         747525103      495   10,950  SH          Sole             2,295   0      8,655
QUEST DIAGNOSTICS INC          COM         74834L100      392    6,943  SH          Sole             6,943   0          0
QUESTAR CORP                   COM         748356102      695   22,390  SH          Sole            22,390   0          0
REGENCY ENERGY
 PARTNERS LP               COM UNITS LP    75885Y107      169   11,600  SH          Sole            11,600   0          0
RESEARCH IN MOTION
 LIMITED                       COM         760975102    6,022   84,707  SH          Sole            76,882   0      7,825
RIO TINTO PLC-SPONS ADR   SPONSORED ADR    767204100    1,597    9,745  SH          Sole             9,745   0          0
ROYAL DUTCH SHELL PLC       SPON ADR A     780259206      598   11,915  SH          Sole            11,915   0          0
SCHLUMBERGER LTD               COM         806857108    6,173  114,087  SH          Sole           114,087   0          0
SHERWIN-WILLIAMS COMPANY       COM         824348106      528    9,820  SH          Sole             9,820   0          0
SPDR TRUST SER 1            UNIT SER 1     78462f103    7,392   80,396  SH          Sole            77,376   0      3,020
STANDEX INTERNATIONAL
 CORP                          COM         854231107      935   80,628  SH          Sole            80,628   0          0
STATE STREET CORP              COM         857477103    5,431  115,060  SH          Sole           105,855   0      9,205
STRYKER CORP                   COM         863667101      645   16,230  SH          Sole             4,900   0     11,330
TARGET CORP                    COM         87612E106    4,091  103,640  SH          Sole            88,994   0     14,646
TEVA PHARMACEUTICAL            ADR         881624209    8,541  173,099  SH          Sole           158,518   0     14,581
TEXAS INSTRUMENTS INC          COM         882508104      822   38,604  SH          Sole            13,820   0     24,784
THERMO FISHER SCIENTIFIC
 INC                           COM         883556102      310    7,615  SH          Sole             1,585   0      6,030
THOMAS & BETTS CORP            COM         884315102      682   23,623  SH          Sole             4,925   0     18,698
TRANSOCEAN INC                 COM         h8817h100    4,305   57,945  SH          Sole            48,596   0      9,349
UNION PACIFIC CORP             COM         907818108    1,973   37,898  SH          Sole            37,898   0          0
UNITED HEALTH GROUP INC        COM         91324P102      517   20,710  SH          Sole            20,710   0          0
UNITED TECHNOLOGIES CORP       COM         913017109    9,754  187,725  SH          Sole           187,725   0          0
US BANCORP                     COM         902973304      990   55,264  SH          Sole            38,204   0     17,060
VANGUARD ENERGY VIPERS
 ETF                        ENERGY ETF     92204A306      273    3,900  SH          Sole             3,900   0          0
VEOLIA ENVIRONNEMENT ADR  SPONSORED ADR    92334n103      404   13,680  SH          Sole             2,935   0     10,745
VERIZON COMMUNICATIONS
 INC                           COM         92343V104    7,861  255,799  SH          Sole           228,399   0     27,400
WAL MART STORES INC            COM         931142103    3,607   74,469  SH          Sole            74,469   0          0
WALGREEN COMPANY               COM         931422109      334   11,355  SH          Sole            11,355   0          0
WELLS FARGO & COMPANY          COM         949746101    6,058  249,704  SH          Sole           238,026   0     11,678
WYETH                          COM         983024100      475   10,458  SH          Sole            10,458   0          0
YAMANA GOLD INC                COM         98462Y100      120   13,600  SH          Sole            13,600   0          0